Summary of Significant Accounting Policies (Details) $ / shares in Units, K in Thousands	12 Months Ended
	Mar. 31, 2024 USD ($) $ / shares	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 MMK (K)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)
Summary of Significant Accounting Policies [Line Items]
Expected credit loss provision	$ 43,000			$ 554,000	$ 51,000
Impairment loss	335,000
Impairment loss of ROU	527,000
Sub-contracting income	818,000
otal VAT and surcharges paid	85,000			106,000	133,000
Contract liabilities including deposits received from a customer	10,000
Defined benefit obligation	$ 23,000
Percentage of employee contribution	3.00%	3.00%	3.00%
Employee’s relevant compensation	$ 156,000	$ 1,500	K 9,000	146,000	154,000
Employee relevant compensation, per share (in Dollars per share) | $ / shares	$ 0.004
Income tax, description	The Group recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized.	The Group recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized.	The Group recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized.
Recognized income tax, percentage	50.00%	50.00%	50.00%
Recognized an impairment loss on ROU assets	$ 527,000
Dividends, Stock	44
Government grants and subsidies received	$ 0			$ 309,000
Loan Receivables [Member]
Summary of Significant Accounting Policies [Line Items]
Fixed interest rate	8.00%	8.00%	8.00%
Mandatory Provident Fund [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of employee contribution	5.00%	5.00%	5.00%
Employee relevant compensation, per share (in Dollars per share) | $ / shares	$ 0.19
Minimum [Member] | Machinery and Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	5 years
Minimum [Member] | Leasehold Improvements [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	2 years
Maximum [Member] | Machinery and Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	10 years
Maximum [Member] | Leasehold Improvements [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	5 years